1
Ellsworth Growth and Income Fund Ltd.
Schedule of Investments — December 31, 2021 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS  — 68.8%
Airlines  — 1.3%
$ 1,505,000 JetBlue Airways Corp.,
0.500%, 04/01/26(a) ............. $ 1,410,513
1,000,000 Southwest Airlines Co.,
1.250%, 05/01/25 ............... 1,336,750
2,747,263
Automotive  — 1.9%
3,000,000 Ford Motor Co.,
Zero Coupon, 03/15/26(a) ......... 4,141,875
Business Services  — 4.6%
1,045,000 Avalara Inc.,
0.250%, 08/01/26(a) ............. 969,760
2,000,000 BigBear.ai Holdings Inc.,
6.000%, 12/15/26(a) ............. 1,910,000
1,500,000 BigCommerce Holdings Inc.,
0.250%, 10/01/26(a) ............. 1,339,650
Perficient Inc.
850,000 1.250%, 08/01/25 ............... 2,160,105
1,250,000 0.125%, 11/15/26(a) ............. 1,189,136
1,367,000 TechTarget Inc.,
Zero Coupon, 12/15/26(a) ......... 1,365,360
1,085,000 Upwork Inc.,
0.250%, 08/15/26(a) ............. 999,282
9,933,293
Cable and Satellite  — 1.8%
DISH Network Corp.
1,750,000 Zero Coupon, 12/15/25 ........... 1,767,500
1,000,000 3.375%, 08/15/26 ............... 949,053
1,415,000 fuboTV Inc.,
3.250%, 02/15/26(a) ............. 1,152,341
3,868,894
Communications Equipment  — 5.4%
1,870,000 InterDigital Inc.,
2.000%, 06/01/24 ............... 2,061,675
1,700,000 Kaleyra Inc.,
6.125%, 06/01/26(a) ............. 1,748,960
2,000,000 Lumentum Holdings Inc.,
0.500%, 12/15/26 ............... 2,497,500
2,500,000 Radius Global Infrastructure Inc.,
2.500%, 09/15/26(a) ............. 2,504,466
2,300,000 Vocera Communications Inc.,
0.500%, 09/15/26(a) ............. 2,926,999
11,739,600
Computer Software and Services  — 21.3%
2,500,000 Bandwidth Inc.,
0.250%, 03/01/26 ............... 2,657,500
Blackline Inc.
700,000 0.125%, 08/01/24 ............... 1,057,875
Principal
Amount
Market
Value
$ 1,340,000 Zero Coupon, 03/15/26(a) ......... $ 1,251,560
2,375,000 Cardlytics Inc.,
1.000%, 09/15/25 ............... 2,646,641
Coupa Software Inc.
870,000 0.125%, 06/15/25 ............... 1,067,403
1,375,000 0.375%, 06/15/26 ............... 1,306,250
3,000,000 CSG Systems International Inc.,
4.250%, 03/15/36 ............... 3,185,625
1,000,000 Dropbox Inc.,
Zero Coupon, 03/01/28(a) ......... 986,875
2,030,000 Everbridge Inc.,
0.125%, 12/15/24 ............... 1,980,519
3,000,000 i3 Verticals LLC,
1.000%, 02/15/25 ............... 2,793,900
1,915,000 Limelight Networks Inc.,
3.500%, 08/01/25 ............... 1,837,321
1,250,000 LivePerson Inc.,
0.750%, 03/01/24 ............... 1,455,500
1,500,000 Match Group Financeco 3 Inc.,
2.000%, 01/15/30(a) ............. 2,646,600
1,000,000 MercadoLibre Inc.,
2.000%, 08/15/28 ............... 3,106,300
1,750,000 PAR Technology Corp.,
2.875%, 04/15/26 ............... 2,572,557
2,000,000 Progress Software Corp.,
1.000%, 04/15/26(a) ............. 2,084,068
1,330,000 PROS Holdings Inc.,
2.250%, 09/15/27 ............... 1,478,029
1,735,000 Q2 Holdings Inc.,
0.750%, 06/01/26 ............... 1,953,563
Shift4 Payments Inc.
1,500,000 Zero Coupon, 12/15/25(a) ......... 1,589,100
435,000 0.500%, 08/01/27(a) ............. 384,148
2,000,000 Splunk Inc.,
1.125%, 09/15/25 ............... 2,207,600
1,045,000 Varonis Systems Inc.,
1.250%, 08/15/25 ............... 1,798,027
1,170,000 Veritone Inc.,
1.750%, 11/15/26(a) ............. 1,122,105
1,650,000 Workiva Inc.,
1.125%, 08/15/26 ............... 2,920,249
46,089,315
Consumer Products  — 3.3%
1,050,000 Callaway Golf Co.,
2.750%, 05/01/26 ............... 1,814,531
2,015,000 Cracker Barrel Old Country Store Inc.,
0.625%, 06/15/26(a) ............. 1,940,697
750,000 Farfetch Ltd.,
3.750%, 05/01/27 ............... 1,703,475

Ellsworth Growth and Income Fund Ltd.
Schedule of Investments (Continued) — December 31, 2021 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Consumer Products (Continued)
$ 1,045,000 National Vision Holdings Inc.,
2.500%, 05/15/25 ............... $ 1,752,334
7,211,037
Consumer Services  — 3.2%
NCL Corp. Ltd.
1,470,000 5.375%, 08/01/25 ............... 2,094,750
682,000 1.125%, 02/15/27(a) ............. 641,967
Royal Caribbean Cruises Ltd.
430,000 4.250%, 06/15/23 ............... 549,325
685,000 2.875%, 11/15/23 ............... 810,355
685,000 Shopify Inc.,
0.125%, 11/01/25 ............... 857,962
2,105,000 Stride Inc.,
1.125%, 09/01/27 ............... 2,058,421
7,012,780
Diversified Industrial  — 1.6%
750,000 Chart Industries Inc.,
1.000%, 11/15/24(a) ............. 2,062,050
340,000 John Bean Technologies Corp.,
0.250%, 05/15/26(a) ............. 375,360
1,027,000 Patrick Industries Inc.,
1.750%, 12/01/28(a) ............. 1,070,395
3,507,805
Energy and Utilities  — 1.3%
1,026,000 Array Technologies Inc.,
1.000%, 12/01/28(a) ............. 975,213
1,155,000 Bloom Energy Corp.,
2.500%, 08/15/25 ............... 1,797,620
2,772,833
Financial Services  — 4.6%
Block Inc.
500,000 0.500%, 05/15/23 ............... 1,049,225
1,000,000 0.250%, 11/01/27 ............... 1,065,625
1,025,000 Digitalbridge Operating Co. LLC,
5.750%, 07/15/25(a)(b) ........... 3,833,602
1,000,000 IIP Operating Partnership LP,
3.750%, 02/21/24(a) ............. 4,023,800
9,972,252
Health Care  — 7.1%
735,000 Coherus Biosciences Inc.,
1.500%, 04/15/26 ............... 812,634
1,000,000 CONMED Corp.,
2.625%, 02/01/24 ............... 1,667,500
1,000,000 Cutera Inc.,
2.250%, 03/15/26(a) ............. 1,441,900
2,100,000 Dexcom Inc.,
0.250%, 11/15/25 ............... 2,502,938
Principal
Amount
Market
Value
Exact Sciences Corp.
$ 1,960,000 0.375%, 03/15/27 ............... $ 2,004,100
500,000 0.375%, 03/01/28 ............... 485,300
1,500,000 Insulet Corp.,
0.375%, 09/01/26 ............... 1,991,818
Invacare Corp.
500,000 4.500%, 06/01/22 ............... 456,563
1,015,000 4.250%, 03/15/26(a) ............. 704,207
2,390,000 PetIQ Inc.,
4.000%, 06/01/26 ............... 2,801,753
500,000 Travere Therapeutics Inc.,
2.500%, 09/15/25 ............... 552,200
15,420,913
Materials  — 0.2%
345,000 Danimer Scientific Inc.,
3.250%, 12/15/26(a) ............. 365,044
Real Estate Investment Trusts  — 0.9%
375,000 Braemar Hotels & Resorts Inc.,
4.500%, 06/01/26(a) ............. 420,500
340,000 Pebblebrook Hotel Trust,
1.750%, 12/15/26 ............... 376,091
1,180,000 Summit Hotel Properties Inc.,
1.500%, 02/15/26 ............... 1,236,640
2,033,231
Security Software  — 5.4%
1,395,000 2U Inc.,
2.250%, 05/01/25 ............... 1,481,927
1,500,000 CyberArk Software Ltd.,
Zero Coupon, 11/15/24 ........... 1,897,500
515,000 Nice Ltd.,
Zero Coupon, 09/15/25 ........... 627,978
532,000 Nice Systems Inc.,
1.250%, 01/15/24 ............... 1,939,473
2,190,000 Verint Systems Inc.,
0.250%, 04/15/26(a) ............. 2,341,986
1,515,000 Zscaler Inc.,
0.125%, 07/01/25 ............... 3,318,624
11,607,488
Semiconductors  — 0.2%
426,000 Camtek Ltd.,
Zero Coupon, 12/01/26(a) ......... 452,625
Specialty Chemicals  — 0.5%
1,354,000 Amyris Inc.,
1.500%, 11/15/26(a) ............. 1,140,745
Telecommunications  — 2.5%
2,060,000 8x8 Inc.,
0.500%, 02/01/24 ............... 2,058,805

Ellsworth Growth and Income Fund Ltd.
Schedule of Investments (Continued) — December 31, 2021 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Telecommunications (Continued)
$ 1,250,000 Infinera Corp.,
2.500%, 03/01/27 ............... $ 1,837,500
1,345,000 PagerDuty Inc.,
1.250%, 07/01/25 ............... 1,550,670
5,446,975
Transportation  — 1.7%
1,700,000 Atlas Air Worldwide Holdings Inc.,
1.875%, 06/01/24 ............... 2,771,000
1,016,000 CryoPort Inc.,
0.750%, 12/01/26(a) ............. 938,766
3,709,766
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 149,173,734
Shares
CONVERTIBLE PREFERRED STOCKS  — 0.7%
Agriculture  — 0.5%
9,000 Bunge Ltd.,
4.875%, 12/31/99 ............... 1,140,659
Business Services  — 0.2%
809,253 Amerivon Holdings LLC,
4.000%(c) .................... 436,035
272,728 Amerivon Holdings LLC, common equity
units
(c) .......................... 16,364
452,399
TOTAL CONVERTIBLE PREFERRED
STOCKS ................... 1,593,058
MANDATORY CONVERTIBLE SECURITIES(d)  — 11.8%
Automotive: Parts and Accessories  — 1.4%
17,100 Aptiv plc, Ser. A,
5.500%, 06/15/23 ............... 3,147,939
Diversified Industrial  — 1.3%
15,000 Colfax Corp.,
5.750%, 01/15/22 ............... 2,776,950
Energy and Utilities  — 2.6%
NextEra Energy Inc.
24,025 4.872%, 09/01/22 ............... 1,635,862
27,900 5.279%, 03/01/23 ............... 1,605,366
27,465 6.219%, 09/01/23 ............... 1,590,498
16,290 Spire Inc., Ser. A,
7.500%, 03/01/24 ............... 804,726
5,636,452
Equipment and Supplies  — 0.8%
1,000 Danaher Corp., Ser. B,
5.000%, 04/15/23 ............... 1,738,170
Shares
Market
Value
Financial Services  — 1.4%
1,730 2020 Cash Mandatory Exchangeable Trust,
5.250%, 06/01/23 ............... $ 1,808,213
24,000 New York Community Capital Trust V,
6.000%, 11/01/51 ............... 1,269,600
3,077,813
Health Care  — 2.4%
25,445 Avantor Inc., Ser. A,
6.250%, 05/15/22 ............... 3,287,749
40,900 Elanco Animal Health Inc.,
5.000%, 02/01/23 ............... 1,826,594
5,114,343
Semiconductors  — 1.9%
1,945 Broadcom Inc., Ser. A,
8.000%, 09/30/22 ............... 4,036,634
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................ 25,528,301
COMMON STOCKS  — 17.9%
Business Services  — 1.1%
13,000 PayPal Holdings Inc.† .............. 2,451,540
Communications Equipment  — 0.2%
40,000 Kaleyra Inc.† .................... 401,600
Computer Software and Services  — 2.2%
14,300 Microsoft Corp. .................. 4,809,376
Consumer Products  — 0.6%
24,000 Unilever plc, ADR ................. 1,290,960
Entertainment  — 0.9%
12,500 The Walt Disney Co.† .............. 1,936,125
Food and Beverage  — 0.5%
30,000 Conagra Brands Inc. ............... 1,024,500
Health Care  — 3.6%
12,960 Eli Lilly & Co. .................... 3,579,811
22,651 Merck & Co. Inc. .................. 1,735,973
40,000 Pfizer Inc. ...................... 2,362,000
7,677,784
Real Estate Investment Trusts  — 6.1%
10,000 American Tower Corp. .............. 2,925,000
16,100 Crown Castle International Corp.(e) ..... 3,360,714
5,000 Equinix Inc. ..................... 4,229,200
7,000 SBA Communications Corp. .......... 2,723,140
13,238,054
Telecommunications  — 2.7%
60,000 AT&T Inc. ....................... 1,476,000
16,119 T-Mobile US Inc.† ................. 1,869,481

Ellsworth Growth and Income Fund Ltd.
Schedule of Investments (Continued) — December 31, 2021 (Unaudited)
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) At December 31, 2021, the Fund held an investment in a restricted and illiquid security amounting to $3,833,602 or 1.77% of total investments, which was valued under methods approved by the Board of Trustees as follows:
(c) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(e) Securities, or a portion thereof, with a value of $2,504,880 were deposited with Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
Shares
Market
Value
COMMON STOCKS (Continued)
Telecommunications (Continued)
50,000 Verizon Communications Inc. ......... $ 2,598,000
5,943,481
TOTAL COMMON STOCKS ......... 38,773,420
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.8%
$ 1,645,000 U.S. Treasury Bills,
0.037% to 0.105%††, 03/17/22 to
06/09/22 ...................... 1,644,619
TOTAL INVESTMENTS — 100.0% ....
(Cost $157,682,016) ............. $ 216,713,132
Acquisition
Principal
Amount Issuer
Acquisition
Dates
Acquisition
Cost
12/31/21
Carrying
Value
Per Bond
$1,025,000 Digitalbridge
Operating Co. LLC,
5.750%, 07/15/25
07/17/20
- 11/11/20 $1,216,136 $3,740.1000
ADR American Depositary Receipt